OTHER NON-CURRENT ASSETS (Details) $ in Millions, Rp in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
OTHER NON-CURRENT ASSETS
Prepaid other taxes - net of current portion (Note 28)		Rp 3,075	Rp 2,164
Advances for purchases of property and equipment		2,869	5,432
Prepaid rental - net of current portion (Note 8)		2,688	2,471
Frequency license - net of current portion (Note 8)		2,019	320
Prepaid income taxes - net of current portion (Note 28)		763	492
Deferred charges		413	387
Security deposit		116	144
Others		327	98
Total	$ 904	Rp 12,270	Rp 11,508